Principal Components of Groups Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Accrued payroll	$ 2,337	$ 1,881
Provision for doubtful accounts	355	246
Net operating loss carry forwards
Less: Valuation allowance	(312)	(212)
Current deferred tax assets, net	2,380	1,915
Non-current deferred tax assets:
Net operating loss carry forwards	4,697	2,537
Non-operating expenses	626
Less: Valuation allowance	(4,165)	(2,011)
Non-current deferred tax asset, net	1,158	526
Non-current deferred tax liabilities:
Intangible assets acquired	(9,624)	(937)
Net deferred tax liabilities, net	$ (9,624)	$ (937)